Disclosure of Key Inputs of Convertible Debt (Details) - Convertible [member]	12 Months Ended
	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Share price	$ 6.66		$ 8.92
Expected dividend yield	0.00%	0.00%	0.00%
Discount for lack of marketability	0.00%	0.00%	47.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.10%	0.10%
Credit spread	1.14%	1.14%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.30%	0.30%	0.14%
Credit spread	8.45%	8.45%	18.35%
CAD exercise price [member]
IfrsStatementLineItems [Line Items]
Share price		$ 8.42